LICENSES (Detail Textuals)		12 Months Ended
	Oct. 15, 2018 CAD ($) shares	Nov. 30, 2018 CAD ($)	Nov. 30, 2017 USD ($)
Licenses [Abstract]
Currency translation adjustment		$ 105,677
Number of common shares issued for licenses | shares	888,000
Amount of common shares issued for licenses	$ 4,880,639	4,880,639
Amortization licenses cost		$ 603,718
Minimum term of corresponding agreements		1 year
Maximum term of corresponding agreements		10 years